PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Australia – 1.9%
33,541	Brambles Ltd.	$257,912
92,274	Stockland	292,616

		550,528

	Belgium – 5.7%
14,550	KBC Group NV	1,312,475
6,132	Umicore S.A.	362,766

		1,675,241

	Denmark – 14.2%
4,439	Chr. Hansen Holding A/S	362,587
2,387	Coloplast A/S, Series B	373,237
13,450	Novo Nordisk A/S, Class B	1,296,439
6,904	Orsted A/S, 144A	910,048
30,081	Vestas Wind Systems A/S	1,206,791

		4,149,102

	France – 16.0%
2,227	Air Liquide S.A.	356,676
35,415	Credit Agricole S.A.	486,795
7,942	Danone S.A.	541,469
10,545	Dassault Systemes SE	554,936
2,345	EssilorLuxottica S.A.	448,113
1,086	L’Oreal S.A.	449,391
4,518	Orpea S.A.	525,313
18,779	Suez S.A.	428,201
12,348	Valeo S.A.	344,606
6,891	Worldline S.A., 144A(a)	525,274

		4,660,774

	Germany – 6.1%
2,356	Allianz SE, (Registered)	527,851
6,047	SAP SE	817,731
3,287	Symrise AG	430,830

		1,776,412

	Hong Kong – 4.0%
100,595	AIA Group Ltd.	1,157,285

	Ireland – 4.4%
7,862	Kingspan Group PLC	784,229
9,360	Smurfit Kappa Group PLC	492,789

		1,277,018

	Japan – 12.9%
4,200	Kao Corp.	249,957
48,900	Kubota Corp.	1,040,721
22,400	Sekisui House Ltd.	469,077
1,700	Shimano, Inc.	496,718

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
18,238	Takeda Pharmaceutical Co. Ltd.	$601,540
14,600	Terumo Corp.	689,388
4,400	West Japan Railway Co.	221,175

		3,768,576

	Netherlands – 9.0%
441	Adyen NV, 144A(a)	1,232,755
1,877	ASML Holding NV	1,402,228

		2,634,983

	Norway – 0.5%
8,573	Telenor ASA	144,301

	Switzerland – 2.6%
1,052	Geberit AG, (Registered)	772,381

	Taiwan – 4.1%
10,850	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,211,402

	United Kingdom – 16.8%
6,924	Croda International PLC	793,332
21,396	Halma PLC	816,118
6,966	Johnson Matthey PLC	249,919
32,165	Land Securities Group PLC	299,788
261,344	Legal & General Group PLC	981,892
47,802	Prudential PLC	927,617
2,104	Spirax-Sarco Engineering PLC	423,337
7,669	Unilever PLC	414,250

		4,906,253

	Total Common Stocks (Identified Cost $23,356,954)	28,684,256

Principal Amount
Short-Term Investments – 0.6%
$ 163,137	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $163,137 on 10/01/2021 collateralized by $148,700 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $166,472 including accrued interest(b) (Identified Cost $163,137)	163,137

	Total Investments – 98.8% (Identified Cost $23,520,091)	28,847,393
	Other assets less liabilities – 1.2%	362,759

	Net Assets – 100.0%	$29,210,152

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$26,682,066	91.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $2,668,077 or 9.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$550,528	$—	$550,528
Belgium	—	1,675,241	—	1,675,241
Denmark	362,587	3,786,515	—	4,149,102
France	428,201	4,232,573	—	4,660,774
Germany	—	1,776,412	—	1,776,412
Hong Kong	—	1,157,285	—	1,157,285
Ireland	—	1,277,018	—	1,277,018
Japan	—	3,768,576	—	3,768,576
Netherlands	—	2,634,983	—	2,634,983
Norway	—	144,301	—	144,301
Switzerland	—	772,381	—	772,381
Taiwan	1,211,402	—	—	1,211,402
United Kingdom	—	4,906,253	—	4,906,253

Total Common Stocks	2,002,190	26,682,066	—	28,684,256

Short-Term Investments	—	163,137	—	163,137

Total	$2,002,190	$26,845,203	$—	$28,847,393

Industry Summary at September 30, 2021 (Unaudited)

Insurance	12.4%
Semiconductors & Semiconductor Equipment	8.9
Chemicals	8.8
Pharmaceuticals	6.5
Banks	6.2
IT Services	6.0
Building Products	5.3
Machinery	5.0
Software	4.7
Electrical Equipment	4.1
Personal Products	3.7
Health Care Equipment & Supplies	3.7
Electric Utilities	3.1
Electronic Equipment, Instruments & Components	2.8
REITs - Diversified	2.0
Other Investments, less than 2% each	15.0
Short-Term Investments	0.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at September 30, 2021 (Unaudited)

Euro	42.6%
British Pound	15.4
Danish Krone	14.2
Japanese Yen	12.9
United States Dollar	4.7
Hong Kong Dollar	4.0
Swiss Franc	2.6
Other, less than 2% each	2.4

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%